DESCRIPTION OF BUSINESS AND GENERAL	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND GENERAL
NOTE 1:	DESCRIPTION OF BUSINESS AND GENERAL

The consolidated financial statements of Tower Semiconductor Ltd. (“Tower”) include the financial statements of Tower, and (i) its wholly-owned subsidiary Tower US Holdings Inc., the sole owner of: (1) Tower Semiconductor NPB Holdings, Inc., its wholly-owned subsidiary, Tower Semiconductor Newport Beach, Inc., an independent semiconductor foundry and its wholly-owned subsidiary Newport Fab LLC (Tower Semiconductor NPB Holdings, Inc., Tower Semiconductor Newport Beach, Inc. and Newport Fab LLC, collectively referred to herein as “TSNB”); and (2) Tower Semiconductor San Antonio, Inc. (“TSSA”); (ii) its 51% owned subsidiary, Tower Partners Semiconductor Co., Ltd. (“TPSCo”), an independent semiconductor foundry which operated three semiconductor facilities located in Tonami, Uozu and Arai in Hokuriku Japan, (one of which, the Arai facility, ceased its operations in 2022, see Note 12B(ii), with the other 49% of TPSCo’s shares held by Nuvoton Technology Corporation Japan (“NTCJ”), formerly named “Panasonic Semiconductor Systems Co., Ltd.” (“PSCS”); and (iii) its wholly-owned subsidiary Tower Semiconductor Italy S.r.l. (“TSIT”), incorporated in 2021 following the collaborative arrangement signed in 2021 with ST Microelectronics S.r.l (“ST”) with regards to ST’s 300 mm facility in Agrate, Italy (see Note 12E).

Tower and its subsidiaries are collectively referred to as the “Company”.

The Company is a leading global analog foundry of high value semiconductor solutions, providing technology, development and process platforms for its customers in growing markets such as consumer, industrial, automotive, mobile, infrastructure, medical and aerospace and defense, The Company offers a broad range of advanced and innovative analog technology offering, comprised of a broad range of customizable process technologies including: SiPho, SiGe, BiCMOS, mixed signal/ CMOS, RF CMOS, CMOS image sensor, non-imaging sensors, displays and integrated power management. The Company also provides a world-class design enablement platform for a quick and accurate design cycle, as well as development, transfer and optimization services to integrated device manufacturers and fabless companies that require capacity. To provide multi-fab sourcing and expanded capacities and capabilities for its customers, as of December 31, 2025, the Company owns a facility in Israel (200mm), two facilities in the U.S. (200mm), two in Japan through its 51% holding in TPSCo (200mm and 300mm) and shares a clean room and capacity in a 300mm facility in Italy with ST.

Tower’s ordinary shares are traded on the NASDAQ Global Select Market and on the Tel-Aviv Stock Exchange (“TASE”) under the symbol TSEM.